Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,044)	£ (8,683)
Netting	(1,603)	(484)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(209,500)	(196,600)
Netting	(1,200)	(100)
Net carrying amount	94,800	98,700
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,300	1,700
Collateral cash	(400)	(700)
Collateral non-cash	0	0
Netting	(400)	(400)
Net carrying amount	500	600
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,300
Collateral cash	(400)	(700)
Collateral non-cash	0	0
Netting	(400)	(400)
Net carrying amount	200	200
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	400
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	£ 300	£ 400